Schedule of Stockholders’ Equity Note, Warrants or Rights, Activity (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of Warrants Outstanding, Beginning	35,865,312	19,389,961
Weighted Average Exercise Price Warrants Outstanding, Beginning	$ 0.10	$ 0.26
Number of Warrants, Issued	14,017,663	34,130,133
Weighted Average Exercise Price Warrants, Issued	$ 0.10	$ 0.09
Number of Warrants, Expired	(10,768,332)	(17,654,782)
Weighted Average Exercise Price Warrants, Expired	$ 0.13	$ 0.25
Number of Warrants, Exercised	(31,270,314)
Weighted Average Exercise Price Warrants, Exercised	$ 0.09
Number of Warrants Outstanding, Ending	7,844,329	35,865,312
Weighted Average Exercise Price Warrants Outstanding, Ending	$ 0.10	$ 0.10